AXA PREMIER VIP TRUST

AXA ALLOCATION PORTFOLIOS

SUPPLEMENT DATED DECEMBER 23, 2008 TO THE PROSPECTUS DATED MAY 1, 2008

This Supplement updates the above-referenced Prospectus of the AXA Premier VIP Trust (the “Trust”). You may obtain an additional copy of the Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104. You should read this Supplement in conjunction with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with new information regarding the fees and expenses of each AXA Allocation Portfolio. Effective on or about January 1, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”), as Manager and Administrator to each AXA Allocation Portfolio has agreed to amend the Expense Limitation Agreement (“Agreement”) between AXA Equitable and the Trust to limit certain fees and expenses of each AXA Allocation Portfolio as set forth below. In particular, the Agreement has been amended to reflect that AXA Equitable has agreed to modify the expense limitation arrangement for each AXA Allocation Portfolio to include the fees and expenses of the other investment companies in which the AXA Allocation Portfolio invests (“Acquired Fund Fees and Expenses”) when calculating its obligation under the Agreement to make payments and to waive its management, administrative and other fees so that the AXA Allocation Portfolio’s expenses do not exceed the Portfolio’s expense limit. Corresponding changes have been made to the levels of the expense limits to reflect the modification. As a result of these changes, the current “Net Annual Operating Expenses and Acquired Fund Fees and Expenses” will be reduced by 0.04% for Class A and Class B shares of the AXA Conservative Allocation Portfolio; 0.01% for Class A and Class B shares of the AXA Conservative-Plus Allocation Portfolio; 0.02% for Class A and Class B shares of the AXA Moderate Allocation Portfolio; 0.01% for Class A and Class B shares of the AXA Moderate-Plus Allocation Portfolio; and 0.02% for Class A and Class B shares of the AXA Aggressive Allocation Portfolio.

Accordingly, the table under the heading “Annual AXA Allocation Portfolio Operating Expenses” in the section “Fees and Expenses of the AXA Allocation Portfolios” is hereby deleted and replaced with the following:

	AXA Conservative Allocation Portfolio
	Class A	Class B
Management Fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.25%
Other Expenses	0.21%	0.21%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.69%	0.69%
Total Annual Operating Expenses	1.00%	1.25%
Less Fee Waiver/Expense Reimbursements[2]	(0.25)%	(0.25)%
Net Annual Operating Expenses and Acquired Fund Fees and Expenses[2]	0.75%	1.00%

	AXA Conservative-Plus Allocation Portfolio
	Class A	Class B
Management Fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.25%
Other Expenses	0.19%	0.19%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.76%	0.76%
Total Annual Operating Expenses	1.05%	1.30%
Less Fee Waiver/Expense Reimbursements[2]	(0.20)%	(0.20)%
Net Annual Operating Expenses and Acquired Fund Fees and Expenses[2]	0.85%	1.10%

	AXA Moderate Allocation Portfolio
	Class A	Class B
Management Fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.82%	0.82%
Total Annual Operating Expenses	1.09%	1.34%
Less Fee Waiver/Expense Reimbursements[2]	(0.19)%	(0.19)%
Net Annual Operating Expenses and Acquired Fund Fees and Expenses[2]	0.90%	1.15%

	AXA Moderate-Plus Allocation Portfolio
	Class A	Class B
Management Fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.86%	0.86%
Total Annual Operating Expenses	1.13%	1.38%
Less Fee Waiver/Expense Reimbursements[2]	(0.18)%	(0.18)%
Net Annual Operating Expenses and Acquired Fund Fees and Expenses[2]	0.95%	1.20%

	AXA Aggressive Allocation Portfolio
	Class A	Class B
Management Fee	0.10%	0.10%
Distribution and/or service 12b-1 fees*	0.00%	0.25%
Other Expenses	0.17%	0.17%
Acquired Fund Fees and Expenses[1] (Underlying Portfolios)	0.92%	0.92%
Total Annual Operating Expenses	1.19%	1.44%
Less Fee Waiver/Expense Reimbursements[2]	(0.19)%	(0.19)%
Net Annual Operating Expenses and Acquired Fund Fees and Expenses[2]	1.00%	1.25%

*	The maximum distribution and/or service (12b-1) fee for the portfolio’s Class B shares is equal to annual rate of 0.50% of the average daily net assets attributable to the portfolio’s Class B shares. Under an arrangement approved by the Trust’s Board of Trustees, the distribution and/or service (12b-1) fee currently is limited to an annual rate of 0.25% of the average daily net assets attributable to the portfolio’s Class B shares. This arrangement will be in effect at least until April 30, 2009.

1	The Portfolio invests in shares of other investment companies. Therefore, the portfolio will, in addition to its own expenses such as management fees, bear its pro rata share of the fees and expenses incurred by the underlying investment companies and the investment return of the portfolio will be reduced by each underlying investment company’s expenses.

2	Effective on or about January 1, 2009, AXA Equitable Life Insurance Company (“AXA Equitable”) has agreed to make payments or waive or limit its management, administrative and other fees to limit the expenses of the portfolio through April 30, 2010 (unless the board of trustees consents to an earlier revision or termination of this arrangement) (“Expense Limitation Agreement”) so that the Total Annual Portfolio Operating Expenses of each portfolio (exclusive of taxes, interest, brokerage commissions, capitalized expenses, and extraordinary expenses) do not exceed the following:

Portfolio	Class A Shares	Class B Shares
Conservative Allocation	0.75%	1.00%
Conservative-Plus Allocation	0.85%	1.10%
Moderate Allocation	0.90%	1.15%
Moderate-Plus Allocation	0.95%	1.20%
Aggressive Allocation	1.00%	1.25%

AXA Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments are reimbursed within three years of the payment or waiver being made and the combination of each Portfolio’s expense ratio and such reimbursements do not exceed a Portfolio’s expense cap as set forth in the Expense Limitation Agreement. AXA Equitable may discontinue these arrangements at any time after April 30, 2010.

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Effective on or about January 1, 2009, the table under the heading “Example” in the section “Fees and Expenses of the AXA Allocation Portfolios” is hereby deleted and replaced with the following:

	AXA Conservative Allocation Portfolio		AXA Conservative-Plus Allocation Portfolio
	Class A	Class B	Class A	Class B
1 year	$ 77	$ 102	$ 87	$ 112
3 years	$ 294	$ 372	$ 314	$ 392
5 years	$ 528	$ 662	$ 560	$ 694
10 years	$1202	$1489	$1265	$1550

	AXA Moderate Allocation Portfolio		AXA Moderate-Plus Allocation Portfolio
	Class A	Class B	Class A	Class B
1 year	$ 92	$ 117	$ 97	$ 122
3 years	$ 328	$ 406	$ 341	$ 419
5 years	$ 582	$ 716	$ 605	$ 738
10 years	$1312	$1596	$1359	$1642

AXA Aggressive Allocation Portfolio
	Class A	Class B
1 year	$ 102	$ 127
3 years	$ 359	$ 429
5 years	$ 636	$ 749
10 years	$1426	$1656

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